Commitments and contingencies - Summary of Outstanding Commitments for Remaining Installment Payments (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023	$ 2,438.1
2024	2,713.7
Total	$ 5,151.8